Loan Receivable - Third Party - Schedule of Loan Receivable - Third Party (Details) - Third Party [Member]	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Loan Receivable - Third Party, Net [Line Items]
Loan receivable – third party	$ 1,321,944	$ 1,028,030	$ 2,621,944
Borrower A [Member]
Schedule of Loan Receivable - Third Party, Net [Line Items]
Loan receivable – third party	$ 1,321,944	$ 1,028,030	$ 2,621,944